SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended
	May 01, 2024	Apr. 28, 2024	Apr. 14, 2024	Mar. 01, 2024	Jan. 11, 2024	Aug. 17, 2022	Jun. 26, 2023	Aug. 17, 2022	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds received on transaction		$ 12,000
Number of stock sold, shares		50,395
Purchase prices		$ 0.25
Received on gross proceeds		$ 13,000
Offering amount	$ 538,599
Number of shares offering	4,200,822
Number of warrants purchased	4,200,822
Common Stock [Member]
Subsequent Event [Line Items]
Number of stock sold, shares						2,254,000	4,500,000	980,000
Exercise price	$ 0.244
Warrant [Member]
Subsequent Event [Line Items]
Exercise price	$ 0.244
H C W [Member]
Subsequent Event [Line Items]
Proceeds received on transaction			$ 1,120,446
Placement Agent [Member]
Subsequent Event [Line Items]
Proceeds received on transaction	$ 837,000
Number of warrants purchased	315,062
Exercise price	$ 0.305
Tekcapital Europe Ltd [Member]
Subsequent Event [Line Items]
Loans payable					$ 768,000				$ 23,000
Interest rate					10.00%
Maturity date					Apr. 11, 2024
Subsequent Event [Member] | Tekcapital Europe Ltd [Member]
Subsequent Event [Line Items]
Loans payable					$ 765,000
Interest rate					10.00%
Maturity date					Apr. 11, 2024
Subsequent Event [Member] | Lucyd [Member]
Subsequent Event [Line Items]
Interest rate				10.00%
Maturity date				Sep. 01, 2025
Number of stock issued				$ 1,250,000